INCOME TAXES (Schedule of effective income tax rate reconciliation) (Details) (USD $)	12 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Jul. 31, 2011
INCOME TAXES [Abstract]
Income before income taxes	$ 1,181,671	$ 2,801,353	$ 1,002,302
Dividends received deduction	(12,590)	(7,992)	(8,412)
Other-net	10,567	8,023	9,792
Adjusted pre-tax income	1,179,648	2,801,384	1,003,682
Statutory rate	34.00%	34.00%	34.00%
Income tax provision at statutory rate	366,444	869,586	336,598
State and City income taxes, net of federal income tax benefit	133,556	192,414	135,402
State and City deferred income taxes	18,000	469,000
Income tax provision	$ 518,000	$ 1,531,000	$ 472,000